Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 22, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Dec. 22, 2015
Document Effective Date	Dec. 22, 2015
Prospectus Date	Apr. 30, 2015